Business Acquisitions (Details) $ in Millions			3 Months Ended	12 Months Ended
	Nov. 01, 2021 USD ($) shares	Jan. 21, 2021 USD ($)	Jun. 30, 2022 USD ($) shares	Dec. 31, 2022 USD ($) item	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Business Acquisitions
Number of businesses acquired | item				0
Goodwill				$ 1,188	$ 1,358	$ 1,028
Additional deferred tax assets				124
Ovation
Business Acquisitions
Purchase consideration		$ 57
Deferred contingent consideration		4		4
Goodwill		36
Amortizing intangible assets acquired		29
Net liabilities assumed		8
Acquisition related cost		3
Revenue					23	829
Net loss					16	637
Ovation | Business client relationships
Business Acquisitions
Amortizing intangible assets acquired		$ 25
Intangible assets, Estimated useful lives		10 years
Ovation | Tradenames
Business Acquisitions
Amortizing intangible assets acquired		$ 4
Intangible assets, Estimated useful lives		5 years
Egencia
Business Acquisitions
Net liabilities assumed				174
Aggregate acquisition related costs	$ 15
Acquisition related cost					13	2
Additional deferred tax assets				124
Loss contingency				$ 19
Revenue					33
Net loss					26
Number of non-voting ordinary shares issued | shares	8,413,972
Fair value	$ 816
Proforma revenue					889	960
Proforma net loss					$ 701	$ 1,032
Egencia | GBT JerseyCo
Business Acquisitions
Percentage of equity interests acquired	19.00%
Expedia
Business Acquisitions
Number of non-voting ordinary shares issued | shares			59,111
Working capital adjustments payable			$ 6